FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J.W. Burns & Company, Inc.
Address:  Glacier Creek Office Park
          6711 Towpath Road, Ste. 200
          East Syracuse, NY 13057

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:   Peter N. Bunitsky
Title:  Operations Manager
Phone:  315-449-1341
Signature, Place, and Date of Signing:

  Peter N. Bunitsky    East Syracuse, NY   July 2, 2003

Report Type (Check only one.):

[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 62

Form 13F Information Table Value Total: 186,500,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CITIGROUP CAP PFD VII 7.125%   PFD              17306n203      422    15518 SH       SOLE                                      15518
DUKE ENERGY PFD TR 7.20%       PFD              26439g209      215     8400 SH       SOLE                                       8400
FORD PFD 7.4%                  PFD              22080q208      275    11150 SH       SOLE                                      11150
JP MORGAN CHASE PFD 7.5%       PFD              46623c202      276    10000 SH       SOLE                                      10000
KEYCORP BKD TR CTFS 7.75%      PFD              21988g874      546    20000 SH       SOLE                                      20000
WALT DISNEY PFD 7.0%           PFD              254687304      286    10413 SH       SOLE                                      10413
WELLS FARGO PFD TR IV 7.0%     PFD              94976y207      409    15104 SH       SOLE                                      15104
ABBOTT LABS                    COM              002824100      287     6565 SH       SOLE                                       6565
ALTRIA GROUP (PHILIP MORRIS)   COM              718154107      220     4850 SH       SOLE                                       4850
AMERICAN INTL GROUP            COM              026874107     5255    95232 SH       SOLE                                      95232
AMGEN                          COM              031162100      816    12370 SH       SOLE                                      12370
ANHEUSER BUSCH COS INC         COM              035229103      539    10550 SH       SOLE                                      10550
APPLIED MICRO CIRCUIT          COM              03822w109       73    12145 SH       SOLE                                      12145
AUTOMATIC DATA PROCESS         COM              053015103     2284    67451 SH       SOLE                                      67451
BERKSHIRE HATHAWAY CLASS B     COM              084670207      651      268 SH       SOLE                                        268
BRISTOL-MYERS SQUIBB           COM              110122108     3710   136650 SH       SOLE                                     136650
CARDINAL HEALTH                COM              14149y108      206     3210 SH       SOLE                                       3210
CHEVRON TEXACO                 COM              166764100     4564    63219 SH       SOLE                                      63219
CISCO SYSTEMS INC              COM              17275R102     5674   337940 SH       SOLE                                     337940
CITIGROUP INC                  COM              172967101      901    21045 SH       SOLE                                      21045
CLOROX CO                      COM              189054109     5724   134202 SH       SOLE                                     134202
COCA COLA CO                   COM              191216100     5474   117957 SH       SOLE                                     117957
COLGATE-PALMOLIVE              COM              194162103      274     4734 SH       SOLE                                       4734
CORNING GLASS                  COM              219350105      359    48618 SH       SOLE                                      48618
DELL COMPUTERS                 COM              247025109      788    24738 SH       SOLE                                      24738
EMC CORP                       COM              268648102     2000   190997 SH       SOLE                                     190997
EXXON MOBIL CORP               COM              30231g102     6284   174996 SH       SOLE                                     174996
FANNIE MAE                     COM              313586109     2689    39867 SH       SOLE                                      39867
FED HOME LOAN M CORP           COM              313400301     2837    55876 SH       SOLE                                      55876
FIRST DATA COPR                COM              319963104     3250    78430 SH       SOLE                                      78430
FRIEDMAN, BILLINGS, RAMSEY     COM              358434108      356    26600 SH       SOLE                                      26600
GANNETT CO                     COM              364730101     1811    23575 SH       SOLE                                      23575
GENERAL ELEC CO                COM              369604103     7798   271906 SH       SOLE                                     271906
GILLETTE CO                    COM              375766102     1151    36123 SH       SOLE                                      36123
HERSHEY FOODS CORP             COM              427866108      248     3553 SH       SOLE                                       3553
HOME DEPOT INC                 COM              437076102     2653    80095 SH       SOLE                                      80095
IBM                            COM              459200101      531     6439 SH       SOLE                                       6439
ILLINOIS TOOL WORKS            COM              452308109     5625    85416 SH       SOLE                                      85416
INTEL CORP                     COM              458140100     6694   321666 SH       SOLE                                     321666
J.M. SMUCKER CO                COM              832696405     1576    39516 SH       SOLE                                      39516
JOHNSON & JOHNSON              COM              478160104    10964   212073 SH       SOLE                                     212073
KEY CORP                       COM              493267108     1319    52182 SH       SOLE                                      52182
KRAFT FOODS                    COM              50075N104      208     6400 SH       SOLE                                       6400
LOWES COMPANIES INC            COM              548661107     2666    62075 SH       SOLE                                      62075
MEDTRONIC INC                  COM              585055106     7493   156208 SH       SOLE                                     156208
MERCK & CO INC                 COM              589331107     4862    80304 SH       SOLE                                      80304
MICROSOFT CORP                 COM              594918104    10240   399365 SH       SOLE                                     399365
NOKIA CORP ADR                 COM              654902204     2435   148206 SH       SOLE                                     148206
PENNINSULA HOLDINGS GROUP      COM              70713p105        1    21000 SH       SOLE                                      21000
PEPSICO INC                    COM              713448108     7067   158809 SH       SOLE                                     158809
PFIZER INC                     COM              717081103     7132   208849 SH       SOLE                                     208849
PROCTER & GAMBLE CO            COM              742718109     2945    33019 SH       SOLE                                      33019
ST. JUDE MEDICAL               COM              790849103      480     8350 SH       SOLE                                       8350
STATE STREET BOSTON            COM              857477103     6832   173396 SH       SOLE                                     173396
STRYKER CO                     COM              863667101    10698   154210 SH       SOLE                                     154210
SUN MICROSYSTEMS               COM              866810104      124    26600 SH       SOLE                                      26600
TEXAS INSTRUMENTS              COM              882508104      379    21560 SH       SOLE                                      21560
TOOTSIE ROLL                   COM              890516107     2212    72561 SH       SOLE                                      72561
TRUSTCO BANK CORP NY           COM              898349105     4544   410859 SH       SOLE                                     410859
WELLS FARGO & CO               COM              949746101     6330   125600 SH       SOLE                                     125600
WRIGLEY WM JR CO               COM              982526105    10603   188559 SH       SOLE                                     188559
ZIMMER HOLDINGS                COM              98956p102     1233    27371 SH       SOLE                                      27371